Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000004223 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004223 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004223 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004223 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004223 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004223 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004223 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004223 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004223 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004223 | 81369Y209 | Health Care Select Sector SPDR Fund (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004223 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	81.30%
C000004223 | Exchange-Traded Funds81369Y209
Holdings [Line Items]
Percent of Total Investments	12.40%
C000004223 | Cash & Equivalent60934N104
Holdings [Line Items]
Percent of Total Investments	6.30%
C000004223 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004223 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004223 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004223 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004223 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004223 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004223 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004223 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004223 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004223 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004223 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004223 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000004216 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004216 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004216 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004216 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004216 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004216 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004216 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004216 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004216 | 53656F417 | Roundhill Ball Metaverse ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004216 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004216 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004216 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004216 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004216 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004216 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004216 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004216 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004216 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004216 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004216 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004216 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004216 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000004216 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	91.00%
C000004216 | Exchange-Traded Funds032108607
Holdings [Line Items]
Percent of Total Investments	6.00%
C000004216 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.00%
C000004216 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004221 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000004221 | 78467Y107 | SPDR S&P MidCap 400® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004221 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004221 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004221 | 084423102 | Berkley (W.R.) Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004221 | 363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004221 | 59522J103 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004221 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004221 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004221 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004221 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004221 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004221 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004221 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004221 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004221 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004221 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000004221 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004221 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004221 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004221 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004221 | Exchange-Traded Funds032108607
Holdings [Line Items]
Percent of Total Investments	11.10%
C000004221 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.20%
C000004221 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004221 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	83.70%
C000004218 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004218 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004218 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004218 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004218 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004218 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004218 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004218 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004218 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004218 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000004218 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000004218 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000004218 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	95.00%
C000004218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004218 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.00%
C000094748 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094748 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094748 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094748 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094748 | G87052109 | TE Connectivity plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094748 | 03524A108 | Anheuser-Busch InBev S.A./N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094748 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | 113004105 | Brookfield Asset Management Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | 075887109 | Becton, Dickinson and Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000094748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000094748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000094748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000094748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094748 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
C000094748 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	94.30%
C000094749 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094749 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094749 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094749 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000094749 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094749 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094749 | 98419M100 | Xylem, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094749 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094749 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094749 | 29605J106 | ESAB Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094749 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094749 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000094749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000094749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000094749 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094749 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094749 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.70%
C000094749 | Health Care00846U101
Holdings [Line Items]
Percent of Total Investments	97.30%
C000150331 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150331 | 29605J106 | ESAB Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150331 | 609027107 | Monarch Casino & Resort, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000150331 | 13057Q305 | California Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150331 | P73684113 | OneSpaWorld Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150331 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150331 | 381013101 | Golden Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150331 | 92511U102 | Verra Mobility Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150331 | 12769G100 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150331 | 12685J105 | Cable One, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000150331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000150331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000150331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000150331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150331 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150331 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000150331 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	91.10%
C000150331 | Exchange-Traded Funds00162Q593
Holdings [Line Items]
Percent of Total Investments	2.10%
C000164143 | L3Harris Technologies, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164143 | Johnson & Johnson_0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164143 | Meta Platforms, Inc._4.95_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Federal Home Loan Bank_5.25_2035-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | U.S. Treasury Bills_4.335_2025-10-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Federal Farm Credit Bank_5.26_2033-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Federal Farm Credit Bank_5.33_2039-10-17
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Chevron Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | NextEra Energy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | TE Connectivity plc_0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | 76541VNL7 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164143 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164143 | 372460105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164143 | G16258108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164143 | 20030N101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164143 | 91282CHT1 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164143 | 015271109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164143 | 68389X105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000164143 | 3133ERR52 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164143 | 49177J102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164143 | 31846V328 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000164143 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000164143 | 682680BH5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164143 | 670100205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000164143 | 31620R303 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000164143 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164143 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000164143 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164143 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164143 | InvestmentType_U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164143 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246245 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246245 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246245 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246245 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 989207105 | Zebra Technologies Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 654106103 | NIKE, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246245 | 98956P102 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246245 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246245 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246245 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246245 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246245 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246245 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000246245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246245 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246245 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000246245 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246245 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246245 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000246245 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246245 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.50%
C000246245 | Health Care016255101
Holdings [Line Items]
Percent of Total Investments	98.50%